CONSOLIDATED STATEMENTS OF OPERATIONS (10K) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues	$ 26,116	$ 30,272	$ 137,689	$ 164,830
Cost of sales	20,217	24,204	101,454	132,631
Gross profit	5,899	6,068	36,235	32,199
Selling expenses	6,559	5,773	24,510	26,830
General and administrative expenses	5,515	5,145	19,681	22,810
Depreciation and amortization	1,165	1,523	5,694	6,174
Goodwill impairment			981	0
Total operating expenses	13,239	12,441	50,866	55,814
LOSS FROM OPERATIONS	(7,340)	(6,373)	(14,631)	(23,615)
Equity earnings of affiliates	250	305	2,580	3,296
Interest expense, net	(2,943)	(2,018)	(9,459)	(8,279)
Change in fair value of stock warrants	497	(1,800)	3,522	201
Loss on extinguishment of debt			(1,457)	0
Other expense	(776)	123	(1,356)	(479)
LOSS BEFORE PROVISION FOR INCOME TAXES	(10,312)	(9,763)	(20,801)	(28,876)
Provision for income taxes	(318)	(308)	(399)	(2,201)
NET LOSS	$ (10,630)	$ (10,071)	$ (21,200)	$ (31,077)
Net loss per common share:
Basic and diluted (in dollars per share)	$ (0.84)	$ (0.81)	$ (1.69)	$ (2.50)
Weighted average shares outstanding:
Basic and diluted (in shares)	12,680	12,454	12,532	12,447